NOTE 7 - INCOME TAXES (Tables) (Quarterly Report [Member])	6 Months Ended
Jun. 30, 2013
Quarterly Report [Member]
Components of the Company's Net Current and Deferred Income Tax Provision
	Six Months Ended June 30, 2013			Six Months Ended June 30, 2012
	Total	Continuing Operations	Discontinued Operations	Total	Continuing Operations	Discontinued Operations

Current:	—	—	—	2,000,009	—	2,000,009
Total	—	—	—	2,000,009	—	2,000,009

Effective Income Tax Rate Reconciliation
	2013	2012
Statutory rate	34.00%	30.00%
State income taxes, net of Federal tax benefit	5.50	5.50
	39.50	35.50
Less: Valuation Allowance	(39.50)	—
	0.00%	35.50%